Disclosure of net income (loss) per share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net income (loss)	$ 62,117,601	$ (7,393,384)	$ (2,683,482)
Weighted average number of common shares outstanding - basic	79,979,320	78,002,082	73,874,415
Dilutive effect of stock options and warrants outstanding	674,154	0	0
Weighted average number of common shares outstanding - diluted	80,653,474	78,002,082	73,874,415
Basic earnings (loss) per share	$ 0.78	$ (0.09)	$ (0.04)
Diluted earnings (loss) per share	$ 0.77	$ (0.09)	$ (0.04)